Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ 505	$ (6,031)	$ (15,489)
Unrealized gain (loss)	1,770	(549)	(8,923)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(1,265)	(5,482)	(5,738)
Unrealized gain (loss)	1,522	(549)	(11,407)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)			(828)
Unrealized gain (loss)	$ 248		$ 2,484